(LOSS)/EARNINGS PER COMMON SHARE (Tables)	6 Months Ended
Jun. 30, 2013
(LOSS)/EARNINGS PER COMMON SHARE [Abstract]
Earnings Per Share, Basic and Diluted
	Three Month	Three Month	Six Month	Six Month
	Period Ended	Period Ended	Period Ended	Period Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
Numerator:
Net (loss)/income attributable to Navios Holdings common stockholders	$(15,881)	$5,285	$(26,036)	$14,744
Less:
Dividend on Preferred Stock	(423)	(423)	(841)	(850)
(Loss)/income available to Navios Holdings common stockholders, basic	$(16,304)	$4,862	$(26,877)	$13,894
Plus:
Dividend on Preferred Stock	—	423	—	850
(Loss)/income available to Navios Holdings common stockholders, diluted	$(16,304)	$5,285	$(26,877)	$14,744

Denominator:
Denominator for basic net income per share attributable to Navios Holdings common stockholders — weighted average shares	101,783,378	101,205,545	101,771,451	101,198,855
Dilutive potential common shares — weighted average restricted stock and restricted units	—	1,308,615	—	1,324,897
Convertible preferred stock and convertible debt	—	8,479,000	—	8,479,000
Dilutive effect of securities	—	9,787,615	—	9,816,051
Denominator for diluted net income per share attributable to Navios Holdings common stockholders — adjusted weighted shares and assumed conversions	101,783,378	110,993,160	101,771,451	111,014,906

Basic net (loss)/income per share attributable to Navios Holdings common stockholders	$(0.16)	$0.05	$(0.26)	$0.14
Diluted net (loss)/income per share attributable to Navios Holdings common stockholders	$(0.16)	$0.05	$(0.26)	$0.13